Summary of Significant Accounting Policies - Schedule of Foreign Currencies Translation Rate (Details) 10Q	Mar. 31, 2018	Dec. 31, 2017
Statement of Operations and Comprehensive Loss [Member]
Foreign currency translation amounts in AUD into USD	0.79	0.77
Balance Sheet [Member]
Foreign currency translation amounts in AUD into USD	0.77	0.78